Shareholder Report, Line Graph (Details) 217508_Roundhill Treasury Bond WeeklyPay ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Nov. 12, 2025	Dec. 31, 2025
Roundhill Treasury Bond WeeklyPay ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Roundhill Treasury Bond WeeklyPay ETF NAV
Accumulated Value	$ 10,000	$ 9,644
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 10,000	$ 10,066